N-6	Jun. 01, 2023
Prospectus:
Document Type	N-6
Entity Registrant Name	Protective COLI VUL
Entity Central Index Key	0001821985
Entity Investment Company Type	N-6
Document Period End Date	Jun. 01, 2023
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]
Asset Allocation	Portfolio Company — Investment Adviser;	Current	Average Annual Total Returns (as of 12/31/2022)
Type	Sub-Adviser(s), as applicable	Expenses	1 Year	5 Year	10 Year
International Equity	Empower Emerging Markets Equity Fund — Investor Class (formerly, Great-West Emerging Markets Equity Fund) — Goldman Sachs Asset Management, L.P.; Lazard Asset Management LLC(1)	1.26%	-22.34%	—	—

Empower Emerging Markets Equity Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Empower Emerging Markets Equity Fund — Investor Class (formerly, Great-West Emerging Markets Equity Fund)
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.; Lazard Asset Management LLC
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	(22.34%)